UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	11/30/16

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

 Dreyfus Opportunistic Midcap Value Fund

 Dreyfus Opportunistic Small Cap Fund

 Dreyfus Opportunistic U.S. Stock Fund

 Dreyfus Strategic Value Fund

 Dreyfus Structured Midcap Fund

 Dreyfus Technology Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value Fund
November 30, 2016 (Unaudited)

Common Stocks - 99.5%	Shares		Value ($)
Automobiles & Components - .6%
Visteon	97,600		7,678,192
Banks - 2.2%
KeyCorp	1,696,448		29,365,515
Capital Goods - 10.8%
HD Supply Holdings	1,382,611	[a]	54,253,656
Hubbell	200,551		22,517,866
Snap-on	234,246		39,165,931
Textron	662,388		30,489,720
			146,427,173
Consumer Services - 1.7%
Houghton Mifflin Harcourt	141,905	[a]	1,568,050
Royal Caribbean Cruises	270,769		21,924,166
			23,492,216
Diversified Financials - 28.6%
Capital One Financial	332,419		27,936,493
E*TRADE Financial	1,998,153	[a]	68,956,260
Intercontinental Exchange	565,671		31,338,173
Leucadia National	2,619,226		57,675,357
Raymond James Financial	653,882		47,040,271
SLM	5,570,961	[a]	56,099,577
Synchrony Financial	1,779,086		61,485,212
TD Ameritrade Holding	916,656		37,592,063
			388,123,406
Energy - 1.2%
Cheniere Energy	395,630	[a]	16,165,442
Exchange-Traded Funds - .6%
SPDR S&P MidCap 400 ETF Trust	26,879		7,967,742
Food, Beverage & Tobacco - 2.5%
Archer-Daniels-Midland	784,957		33,933,691
Health Care Equipment & Services - .4%
Humana	26,536		5,642,615
Insurance - 2.1%
Assurant	335,692		28,983,647
Materials - 5.0%
Mosaic	1,750,004	[b]	49,700,114

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Materials - 5.0% (continued)
Newmont Mining	160,385		5,202,889
Potash Corp of Saskatchewan	705,494		12,861,156
			67,764,159
Media - 1.9%
CBS, Cl. B	121,775		7,394,178
Sinclair Broadcast Group, Cl. A	550,323		17,913,014
			25,307,192
Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
Akorn	1,011,775	[a]	21,469,865
Jazz Pharmaceuticals	300,047	[a]	31,093,871
Mylan	840,804	[a]	30,781,834
			83,345,570
Real Estate - .8%
Outfront Media	406,883	[c]	10,257,520
Retailing - 8.6%
Bed Bath & Beyond	602,374		26,992,379
LKQ	474,526	[a]	15,578,689
Staples	4,125,477		39,893,363
Tiffany & Co.	133,575		11,017,266
Williams-Sonoma	429,611	[b]	23,534,091
			117,015,788
Semiconductors & Semiconductor Equipment - 5.2%
Lam Research	218,783		23,195,374
Maxim Integrated Products	567,606		22,289,888
Teradyne	448,154		10,925,995
United Microelectronics, ADR	7,505,323		13,659,688
			70,070,945
Software & Services - 4.0%
Broadridge Financial Solutions	197,450		12,782,913
CommVault Systems	59,678	[a]	3,222,612
eBay	609,357	[a]	16,946,218
First Data, Cl. A	1,017,486	[a]	14,824,771
Intuit	60,375		6,863,430
			54,639,944
Technology Hardware & Equipment - 11.8%
Amphenol, Cl. A	199,049		13,587,085
Ciena	1,035,736	[a]	22,216,537
Corning	1,183,810		28,446,954
FLIR Systems	794,511		28,530,890
Hewlett Packard Enterprise	837,999		19,944,376

Common Stocks - 99.5% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 11.8% (continued)
Keysight Technologies	826,752	[a]	30,449,276
Viavi Solutions	2,249,202	[a]	17,656,236
			160,831,354
Transportation - 2.7%
Hertz Global Holdings	660,852	[a]	16,640,253
Norfolk Southern	193,377		20,586,915
			37,227,168
Utilities - 2.7%
American Water Works	181,062		13,121,563
Calpine	2,108,195	[a]	23,506,374
			36,627,937
Total Common Stocks (cost $1,180,053,523)			1,350,867,216
Master Limited Partnerships - .6%
Diversified Financials - .6%
Blackstone Group LP
(cost $6,525,207)	320,902		8,260,017
Other Investment - .8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $11,549,205)	11,549,205	[d]	11,549,205
Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $1,236,661)	1,236,661	[d]	1,236,661
Total Investments (cost $1,199,364,596)	101.0%		1,371,913,099
Liabilities, Less Cash and Receivables	(1.0%)		(14,232,667)
Net Assets	100.0%		1,357,680,432

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
LP—Limited Partnership
SPDR—Standard & Poor's Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $42,020,817 and the value of the collateral held by the fund was $41,493,007, consisting of cash collateral of $1,236,661 and U.S. Government & Agency securities valued at $40,256,346.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Diversified Financials	29.2
Technology Hardware & Equipment	11.8
Capital Goods	10.8
Retailing	8.6
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Semiconductors & Semiconductor Equipment	5.2
Materials	5.0
Software & Services	4.0
Transportation	2.7
Utilities	2.7
Food, Beverage & Tobacco	2.5
Banks	2.2
Insurance	2.1
Media	1.9
Consumer Services	1.7
Energy	1.2
Money Market Investments	.9
Real Estate	.8
Automobiles & Components	.6
Exchange-Traded Funds	.6
Health Care Equipment & Services	.4
101.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,316,378,630	-	-	1,316,378,630
Equity Securities—
Foreign Common
Stocks†	26,520,844	-	-	26,520,844
Exchange-Traded Funds	7,967,742	-	-	7,967,742
Master Limited
Partnerships†	8,260,017	-	-	8,260,017
Mutual Funds	12,785,866	-	-	12,785,866

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized appreciation on investments was $172,548,503, consisting of $228,695,137 gross unrealized appreciation and $56,146,634 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
November 30, 2016 (Unaudited)

Common Stocks - 99.8%	Shares		Value ($)
Automobiles & Components - 1.6%
Visteon	185,945		14,628,293
Banks - 14.6%
Ameris Bancorp	259,805	[a]	11,652,254
Banner	221,721		11,558,316
Columbia Banking System	172,139		6,854,575
FCB Financial Holdings, Cl. A	458,225	[b]	20,276,456
First Interstate BancSystem, Cl. A	284,058		10,723,190
MGIC Investment	1,730,669	[b]	15,697,168
Pinnacle Financial Partners	156,493	[a]	10,093,799
Simmons First National, Cl. A	99,428		6,010,423
South State	109,467	[a]	9,299,222
SVB Financial Group	179,237	[b]	28,324,823
			130,490,226
Capital Goods - 2.8%
CLARCOR	99,357		6,999,701
Simpson Manufacturing	146,205		6,892,104
TASER International	163,362	[a,b]	4,448,347
Thermon Group Holdings	336,271	[b]	6,469,854
			24,810,006
Commercial & Professional Services - 3.6%
Knoll	250,352		6,636,832
Steelcase, Cl. A	535,806		8,331,783
TrueBlue	805,488	[b]	16,874,974
			31,843,589
Consumer Durables & Apparel - 2.4%
Deckers Outdoor	173,303	[a,b]	10,308,062
G-III Apparel Group	341,259	[b]	9,268,594
WCI Communities	78,935	[b]	1,835,239
			21,411,895
Consumer Services - .8%
Fogo De Chao	75,201	[b]	1,041,534
Houghton Mifflin Harcourt	233,758	[a,b]	2,583,026
Potbelly	249,544	[b]	3,406,276
			7,030,836

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.8% (continued)	Shares		Value ($)
Diversified Financials - 10.4%
Donnelley Financial Solutions	304,849		5,813,470
FNFV Group	639,956	[b]	8,191,437
Green Dot, Cl. A	385,419	[b]	9,292,452
Investment Technology Group	468,791		8,738,264
Landcadia Holdings	301,090		3,125,314
Raymond James Financial	323,854		23,298,057
SLM	3,443,676	[b]	34,677,817
			93,136,811
Energy - 1.5%
Arch Coal, Cl. A	177,607	[a,b]	13,858,674
Exchange-Traded Funds - 1.3%
iShares Russell 2000 ETF	89,527	[a]	11,782,648
Health Care Equipment & Services - .8%
Adeptus Health, Cl. A	248,565	[a,b]	2,082,975
Brookdale Senior Living	450,771	[b]	5,242,467
			7,325,442
Household & Personal Products - .7%
Avon Products	1,135,583	[b]	6,098,081
Materials - 5.6%
Methanex	886,890	[a]	39,023,160
New Gold	501,816	[b]	1,796,501
OMNOVA Solutions	965,074	[b]	9,264,710
			50,084,371
Media - 5.1%
Gray Television	850,822	[b]	8,593,302
Nexstar Broadcasting Group, Cl. A	295,360	[a]	17,618,224
Sinclair Broadcast Group, Cl. A	595,795	[a]	19,393,127
			45,604,653
Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
Akorn	89,565	[b]	1,900,569
Flamel Technologies, ADR	779,065	[b]	8,273,670
Flexion Therapeutics	327,870	[a,b]	5,409,855
GW Pharmaceuticals, ADR	117,086	[a,b]	13,072,652
Revance Therapeutics	628,035	[a,b]	10,519,586
TherapeuticsMD	4,067,050	[b]	24,158,277
			63,334,609
Retailing - 5.5%
Lithia Motors, Cl. A	266,714		24,511,017
Office Depot	4,466,642		21,752,547

Common Stocks - 99.8% (continued)	Shares		Value ($)
Retailing - 5.5% (continued)
Staples	279,617		2,703,896
			48,967,460
Semiconductors & Semiconductor Equipment - 7.9%
Applied Micro Circuits	1,357,814	[b]	11,880,872
Cavium	375,870	[b]	21,435,866
Microsemi	272,924	[b]	14,942,589
Teradyne	901,905		21,988,444
			70,247,771
Software & Services - 6.2%
CommVault Systems	388,329	[b]	20,969,766
Envestnet	115,997	[a,b]	4,187,492
Silver Spring Networks	233,247	[b]	3,253,796
Square, Cl. A	1,778,400		23,012,496
WebMD Health	75,942	[a,b]	4,050,746
			55,474,296
Technology Hardware & Equipment - 13.3%
Ciena	993,591	[a,b]	21,312,527
Fabrinet	220,186	[b]	9,423,961
Infinera	1,322,469	[a,b]	11,240,987
Keysight Technologies	243,736	[b]	8,976,797
Lumentum Holdings	183,633	[b]	7,363,683
Methode Electronics	402,216		14,861,881
Sierra Wireless	607,744	[a,b]	9,328,870
Universal Display	272,882	[a,b]	14,913,001
Viavi Solutions	2,725,797	[b]	21,397,506
			118,819,213
Transportation - 8.4%
ArcBest	267,069		8,132,251
Avis Budget Group	683,531	[b]	26,172,402
Knight Transportation	652,505		22,837,675
Werner Enterprises	652,537		17,651,126
			74,793,454
Utilities - .2%
Calpine	191,833	[b]	2,138,938
Total Common Stocks (cost $727,786,638)			891,881,266
Other Investment - .6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $5,581,114)	5,581,114	[c]	5,581,114

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 9.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $85,807,853)	85,807,853 [c]	85,807,853
Total Investments (cost $819,175,605)	110.0%	983,270,233
Liabilities, Less Cash and Receivables	(10.0%)	(89,645,273)
Net Assets	100.0%	893,624,960

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]

Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $123,608,573 and the value of the collateral held by the fund was $124,671,934, consisting of cash collateral of $85,807,853 and U.S. Government & Agency securities valued at $38,864,081.

[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Banks	14.6
Technology Hardware & Equipment	13.3
Diversified Financials	10.4
Money Market Investments	10.2
Transportation	8.4
Semiconductors & Semiconductor Equipment	7.9
Pharmaceuticals, Biotechnology & Life Sciences	7.1
Software & Services	6.2
Materials	5.6
Retailing	5.5
Media	5.1
Commercial & Professional Services	3.6
Capital Goods	2.8
Consumer Durables & Apparel	2.4
Automobiles & Components	1.6
Energy	1.5
Exchange-Traded Funds	1.3
Consumer Services	.8
Health Care Equipment & Services	.8
Household & Personal Products	.7
Utilities	.2
110.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	799,179,804	-	-	799,179,804
Equity Securities—
Foreign Common
Stocks†	80,918,814	-	-	80,918,814
Exchange-Traded Funds	11,782,648	-	-	11,782,648
Mutual Funds	91,388,967	-	-	91,388,967

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized appreciation on investments was $164,094,628, consisting of $187,583,731 gross unrealized appreciation and $23,489,103 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic U.S. Stock Fund
November 30, 2016 (Unaudited)

Common Stocks - 99.7%	Shares		Value ($)
Automobiles & Components - 2.3%
Visteon	7,277		572,482
Banks - 13.7%
Bank of America	53,755		1,135,306
Citigroup	18,726		1,055,959
MGIC Investment	78,462	[a]	711,650
Wells Fargo & Co.	9,327		493,585
			3,396,500
Capital Goods - 5.3%
Honeywell International	5,741		654,130
Snap-on	3,930		657,096
			1,311,226
Diversified Financials - 12.3%
E*TRADE Financial	15,678	[a]	541,048
Intercontinental Exchange	12,836		711,114
SLM	52,737	[a]	531,062
Synchrony Financial	36,477		1,260,645
			3,043,869
Energy - 6.8%
Pioneer Natural Resources	5,033		961,504
Superior Energy Services	41,146	[b]	709,357
			1,670,861
Exchange-Traded Funds - 4.7%
iShares Russell 1000 ETF	1,519		186,594
SPDR S&P 500 ETF Trust	2,207		486,379
Vanguard S&P 500 ETF	2,414		488,594
			1,161,567
Food, Beverage & Tobacco - 4.9%
Coca-Cola	11,132		449,176
Conagra Brands	8,159		299,354
Lamb Weston Holdings	2,720	[a]	91,054
Molson Coors Brewing, Cl. B	3,923		384,572
			1,224,156
Health Care Equipment & Services - 3.3%
Abbott Laboratories	11,595		441,422

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Health Care Equipment & Services - 3.3% (continued)
Brookdale Senior Living	32,959	[a]	383,313
			824,735
Materials - 4.7%
Dow Chemical	9,229		514,240
Steel Dynamics	17,973		637,682
			1,151,922
Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
Allergan	1,961		381,022
Mylan	15,618	[a]	571,775
			952,797
Retailing - 5.0%
Lithia Motors, Cl. A	6,398		587,976
Staples	66,659		644,592
			1,232,568
Semiconductors & Semiconductor Equipment - 9.3%
Broadcom	3,275		558,355
Microchip Technology	9,118	[b]	603,429
Power Integrations	9,322		627,371
Xilinx	9,636		520,151
			2,309,306
Software & Services - 16.2%
Alphabet, Cl. C	1,087	[a]	823,989
Facebook, Cl. A	4,618	[a]	546,864
Fortinet	14,825	[a]	446,232
HubSpot	7,959	[a]	446,500
Oracle	19,979		802,956
salesforce.com	7,626	[a]	549,072
Splunk	6,994	[a,b]	402,994
			4,018,607
Technology Hardware & Equipment - 1.8%
Amphenol, Cl. A	6,637		453,042
Transportation - 3.0%
Union Pacific	7,209		730,488
Utilities - 2.5%
American Water Works	8,705		630,851
Total Common Stocks (cost $22,240,144)			24,684,977
Investment of Cash Collateral for Securities Loaned - 1.7%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $404,745)	404,745	[c]	404,745

Total Investments (cost $22,644,889)	101.4%	25,089,722
Liabilities, Less Cash and Receivables	(1.4%)	(335,709)
Net Assets	100.0%	24,754,013

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $1,516,889 and the value of the collateral held by the fund was $1,464,265, consisting of cash collateral of $404,745 and U.S. Government & Agency securities valued at $1,059,520.

[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	16.2
Banks	13.7
Diversified Financials	12.3
Semiconductors & Semiconductor Equipment	9.3
Energy	6.8
Capital Goods	5.3
Retailing	5.0
Food, Beverage & Tobacco	4.9
Exchange-Traded Funds	4.7
Materials	4.7
Pharmaceuticals, Biotechnology & Life Sciences	3.9
Health Care Equipment & Services	3.3
Transportation	3.0
Utilities	2.5
Automobiles & Components	2.3
Technology Hardware & Equipment	1.8
Money Market Investment	1.7
101.4

ETF—Exchange-Traded Fund
SPDR—Standard & Poor's Depository Receipt

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic U.S. Stock Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

	Level 1	Level 2 - Other
	Unadjusted	Significant	Level 3 Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks†	22,965,055	-	-	22,965,055
Equity Securities - Foreign Common
Stocks†	558,355	-	-	558,355
Exchange-Traded Funds	1,161,567	-	-	1,161,567
Mutual Funds	404,745	-	-	404,745

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized appreciation on investments was $2,444,833, consisting of $3,132,400 gross unrealized appreciation and $687,567 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
November 30, 2016 (Unaudited)

Common Stocks - 99.9%	Shares		Value ($)
Automobiles & Components - .6%
Goodyear Tire & Rubber	367,433		11,276,519
Banks - 12.5%
Bank of America	3,033,307		64,063,444
BB&T	336,297		15,217,439
Comerica	244,042		15,557,678
JPMorgan Chase & Co.	1,080,210		86,600,436
PNC Financial Services Group	197,145		21,792,408
SunTrust Banks	377,540		19,613,203
			222,844,608
Capital Goods - 7.1%
General Dynamics	76,669		13,443,909
Honeywell International	218,512		24,897,257
Northrop Grumman	34,457		8,602,190
Raytheon	359,166		53,709,684
United Technologies	237,316		25,563,680
			126,216,720
Consumer Services - .7%
Carnival	251,447		12,926,890
Diversified Financials - 15.6%
Berkshire Hathaway, Cl. B	381,866	[a]	60,120,983
Charles Schwab	514,105		19,875,299
E*TRADE Financial	680,876	[a]	23,497,031
Goldman Sachs Group	231,309		50,723,751
Morgan Stanley	763,743		31,588,410
Raymond James Financial	259,416		18,662,387
Synchrony Financial	1,054,156		36,431,631
Voya Financial	936,320		36,394,758
			277,294,250
Energy - 14.8%
Anadarko Petroleum	415,560		28,735,974
EOG Resources	457,348		46,887,317
Halliburton	654,898		34,768,535
Kinder Morgan	724,292		16,079,282
Marathon Petroleum	227,874		10,714,635
Occidental Petroleum	758,719		54,142,188

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.9% (continued)	Shares		Value ($)
Energy - 14.8% (continued)
Phillips 66	384,712		31,961,873
Pioneer Natural Resources	121,751		23,259,311
Valero Energy	271,754		16,729,176
			263,278,291
Exchange-Traded Funds - 1.3%
iShares Russell 1000 Value ETF	209,026		22,974,048
Food & Staples Retailing - .9%
Walgreens Boots Alliance	188,617		15,981,518
Food, Beverage & Tobacco - 7.6%
Archer-Daniels-Midland	370,906		16,034,266
Coca-Cola	371,802		15,002,211
Coca-Cola European Partners	374,770		12,165,034
ConAgra Foods	490,630		18,001,215
Kellogg	300,043		21,603,096
Lamb Weston Holdings	290,813	[a]	9,736,430
Molson Coors Brewing, Cl. B	323,734		31,735,644
Mondelez International, Cl. A	269,042		11,095,292
			135,373,188
Health Care Equipment & Services - 5.5%
Abbott Laboratories	492,364		18,744,297
Boston Scientific	901,180	[a]	18,438,143
Humana	65,636		13,956,839
Laboratory Corporation of America Holdings	88,502	[a]	11,137,977
UnitedHealth Group	167,330		26,491,686
Zimmer Biomet Holdings	83,680		8,523,645
			97,292,587
Insurance - 4.4%
Chubb	137,493		17,599,104
Hartford Financial Services Group	371,017		17,482,321
Prudential Financial	424,521		42,706,813
			77,788,238
Materials - 5.9%
CF Industries Holdings	653,914	[b]	18,924,271
Dow Chemical	147,095		8,196,133
Martin Marietta Materials	119,273		26,174,460
Packaging Corporation of America	295,595	[b]	25,054,632
Vulcan Materials	209,585		26,334,355
			104,683,851
Media - 3.2%
Omnicom Group	203,714		17,710,895

Common Stocks - 99.9% (continued)	Shares		Value ($)
Media - 3.2% (continued)
Time Warner	345,416		31,716,097
Viacom, Cl. B	217,683		8,158,759
			57,585,751
Pharmaceuticals, Biotechnology & Life Sciences - 3.8%
Bristol-Myers Squibb	219,146		12,368,600
Eli Lilly & Co.	210,146		14,105,000
Merck & Co.	688,995		42,159,604
			68,633,204
Real Estate - 1.0%
Communications Sales & Leasing	737,647	[c]	18,389,540
Retailing - 1.0%
Staples	1,875,609		18,137,139
Semiconductors & Semiconductor Equipment - 3.6%
Applied Materials	562,496		18,112,371
Microchip Technology	266,000	[b]	17,603,880
Texas Instruments	380,417		28,124,229
			63,840,480
Software & Services - 3.6%
Alphabet, Cl. A	19,228	[a]	14,918,621
eBay	469,612	[a]	13,059,910
Oracle	598,183		24,040,975
Teradata	462,837	[a]	12,427,173
			64,446,679
Technology Hardware & Equipment - 4.5%
Apple	136,325		15,066,639
Cisco Systems	1,166,032		34,771,074
Corning	734,071		17,639,726
Harris	125,600		13,007,136
			80,484,575
Transportation - 2.3%
Delta Air Lines	565,078		27,225,458
United Continental Holdings	205,689	[a]	14,182,257
			41,407,715
Total Common Stocks (cost $1,462,681,494)			1,780,855,791
Other Investment - .2%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $3,798,459)	3,798,459	[d]	3,798,459

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 1.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $26,469,522)	26,469,523 [d]	26,469,523
Total Investments (cost $1,492,949,475)	101.6%	1,811,123,773
Liabilities, Less Cash and Receivables	(1.6%)	(27,736,499)
Net Assets	100.0%	1,783,387,274

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $33,340,915 and the value of the collateral held by the fund was $33,725,436, consisting of cash collateral of $26,469,523 and U.S. Government & Agency securities valued at $7,255,913.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Diversified Financials	15.6
Energy	14.8
Banks	12.5
Food, Beverage & Tobacco	7.6
Capital Goods	7.1
Materials	5.9
Health Care Equipment & Services	5.5
Technology Hardware & Equipment	4.5
Insurance	4.4
Pharmaceuticals, Biotechnology & Life Sciences	3.8
Software & Services	3.6
Semiconductors & Semiconductor Equipment	3.6
Media	3.2
Transportation	2.3
Money Market Investments	1.7
Exchange-Traded Funds	1.3
Real Estate	1.0
Retailing	1.0
Food & Staples Retailing	.9
Consumer Services	.7
Automobiles & Components	.6
101.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,757,881,743	-	-	1,757,881,743
Exchange-Traded Funds	22,974,048	-	-	22,974,048
Mutual Funds	30,267,982	-	-	30,267,982

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized appreciation on investments was $318,174,298, consisting of $340,825,363 gross unrealized appreciation and $22,651,065 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
November 30, 2016 (Unaudited)

Common Stocks - 99.8%	Shares		Value ($)
Automobiles & Components - .9%
Visteon	25,465		2,003,332
Banks - 4.3%
Cathay General Bancorp	85,320		2,994,732
East West Bancorp	109,840		5,259,139
First Horizon National	56,635		1,080,596
			9,334,467
Capital Goods - 14.9%
Allison Transmission Holdings	75,985		2,520,422
BWX Technologies	6,195		242,596
CLARCOR	26,900		1,895,105
Curtiss-Wright	22,320		2,243,606
GATX	44,975	[a]	2,457,434
HD Supply Holdings	60,820	[b]	2,386,577
Huntington Ingalls Industries	25,645		4,584,300
Lennox International	30,520	[a]	4,537,408
Oshkosh	33,740		2,361,800
Owens Corning	50,780		2,609,076
Spirit AeroSystems Holdings, Cl. A	63,895		3,721,884
Toro	42,030		2,224,648
United Rentals	2,770	[b]	280,075
			32,064,931
Commercial & Professional Services - .1%
Deluxe	3,140		212,578
Consumer Durables & Apparel - 5.5%
Brunswick	87,370		4,378,984
KB Home	75,880	[a]	1,201,939
NVR	1,560	[b]	2,488,200
Tempur Sealy International	60,290	[a,b]	3,816,357
			11,885,480
Consumer Services - 1.6%
Darden Restaurants	47,520		3,483,216
Diversified Financials - 2.8%
Affiliated Managers Group	22,210	[b]	3,289,301
CBOE Holdings	23,330		1,607,437

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.8% (continued)	Shares		Value ($)
Diversified Financials - 2.8% (continued)
SEI Investments	25,025		1,180,680
			6,077,418
Energy - 1.5%
World Fuel Services	74,280		3,302,489
Food & Staples Retailing - 1.6%
Sprouts Farmers Markets	175,590	[a,b]	3,513,556
Food, Beverage & Tobacco - 3.3%
Blue Buffalo Pet Products	38,320	[b]	897,838
Dean Foods	214,785		4,265,630
Ingredion	14,500		1,702,010
J.M. Smucker	1,350		170,033
			7,035,511
Health Care Equipment & Services - 5.8%
Allscripts Healthcare Solutions	76,170	[b]	836,347
Halyard Health	34,200	[b]	1,270,530
Hologic	71,975	[b]	2,755,203
Teleflex	21,770		3,220,436
WellCare Health Plans	32,000	[b]	4,384,640
			12,467,156
Insurance - 6.7%
Aspen Insurance Holdings	25,170		1,282,412
CNO Financial Group	59,900		1,072,210
Hanover Insurance Group	24,330		2,106,735
Old Republic International	210,070		3,753,951
Primerica	53,515	[a]	3,783,511
Reinsurance Group of America	20,230		2,469,072
			14,467,891
Materials - 8.9%
Bemis	7,675		384,287
Cabot	67,540		3,439,812
Celanese, Ser. A	22,150		1,756,938
Commercial Metals	151,890		3,343,099
Crown Holdings	21,170	[b]	1,151,436
PolyOne	51,430		1,695,647
Reliance Steel & Aluminum	56,625		4,592,287
Steel Dynamics	5,590		198,333
Worthington Industries	46,850		2,636,718
			19,198,557
Media - .9%
New York Times, Cl. A	144,765		1,881,945

Common Stocks - 99.8% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 4.5%
Bruker	31,060		704,441
Charles River Laboratories International	36,260	[b]	2,578,086
Mettler-Toledo International	9,615	[b]	3,961,572
United Therapeutics	19,490	[a,b]	2,448,139
			9,692,238
Real Estate - 9.6%
First Industrial Realty Trust	56,740	[c]	1,500,773
Kilroy Realty	68,530	[c]	4,957,460
Lamar Advertising, Cl. A	69,105	[c]	4,580,970
Post Properties	51,070	[c]	3,320,571
Tanger Factory Outlet Centers	71,460	[c]	2,463,226
Weingarten Realty Investors	111,485	[c]	3,958,832
			20,781,832
Retailing - 2.6%
Big Lots	77,380	[a]	3,916,202
The Michaels Companies	69,730	[b]	1,700,017
			5,616,219
Semiconductors & Semiconductor Equipment - .7%
Integrated Device Technology	61,885	[b]	1,448,109
Software & Services - 11.5%
CDK Global	12,840		740,868
Citrix Systems	45,545	[b]	3,950,118
Convergys	84,090		2,175,408
CoreLogic	60,520	[b]	2,283,420
DST Systems	31,735		3,275,369
Fair Isaac	10,880		1,236,947
Manhattan Associates	6,600	[b]	345,840
Mentor Graphics	130,965		4,786,771
NeuStar, Cl. A	82,825	[a,b]	2,008,506
Nuance Communications	210,385	[b]	3,410,341
VeriSign	6,680	[b]	526,718
			24,740,306
Technology Hardware & Equipment - 4.8%
Arrow Electronics	25,515	[b]	1,741,909
Belden	34,030		2,514,817
InterDigital	27,235		2,157,012
IPG Photonics	5,945	[a,b]	570,244
NCR	89,460	[b]	3,466,575
			10,450,557

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.8% (continued)	Shares		Value ($)
Telecommunication Services - .5%
CenturyLink	45,240	[a]	1,064,045
Transportation - .1%
Alaska Air Group	2,825	[a]	232,413
Utilities - 6.7%
FirstEnergy	109,795		3,435,486
Great Plains Energy	148,550		3,920,235
MDU Resources Group	142,590		3,966,854
NiSource	147,500		3,236,150
			14,558,725
Total Common Stocks (cost $186,836,905)			215,512,971
Other Investment - .3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $604,510)	604,510	[d]	604,510
Investment of Cash Collateral for Securities Loaned - 7.3%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $15,668,133)	15,668,133	[d]	15,668,133
Total Investments (cost $203,109,548)	107.4%		231,785,614
Liabilities, Less Cash and Receivables	(7.4%)		(15,886,649)
Net Assets	100.0%		215,898,965

[a]

Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $25,201,920 and the value of the collateral held by the fund was $25,990,015, consisting of cash collateral of $15,668,133 and U.S. Government & Agency securities valued at $10,321,882.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Capital Goods	14.9
Software & Services	11.5
Real Estate	9.6
Materials	8.9
Money Market Investments	7.6
Insurance	6.7
Utilities	6.7
Health Care Equipment & Services	5.8
Consumer Durables & Apparel	5.5
Technology Hardware & Equipment	4.8
Pharmaceuticals, Biotechnology & Life Sciences	4.5
Banks	4.3
Food, Beverage & Tobacco	3.3
Diversified Financials	2.8
Retailing	2.6
Consumer Services	1.6
Food & Staples Retailing	1.6
Energy	1.5
Automobiles & Components	.9
Media	.9
Semiconductors & Semiconductor Equipment	.7
Telecommunication Services	.5
Commercial & Professional Services	.1
Transportation	.1
107.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	215,512,971	-	-	215,512,971
Mutual Funds	16,272,643	-	-	16,272,643

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized appreciation on investments was $28,676,066, consisting of $34,775,668 gross unrealized appreciation and $6,099,602 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
November 30, 2016 (Unaudited)

Common Stocks - 97.2%	Shares		Value ($)
Communications Equipment - 3.6%
Cisco Systems	296,348		8,837,097
Electronic Equipment & Instruments - 6.4%
Amphenol, Cl. A	145,441		9,927,803
Tesla Motors	30,773	[a,b]	5,828,406
			15,756,209
Health Care Equipment & Services - 2.5%
ABIOMED	37,788	[b]	4,241,325
DexCom	30,750	[b]	2,007,667
			6,248,992
Internet & Catalog Retail - 10.4%
Amazon.com	11,708	[b]	8,787,674
Netflix	61,117	[b]	7,150,689
Priceline Group	6,353	[b]	9,552,879
			25,491,242
Internet Software & Services - 18.2%
Alphabet, Cl. A	10,248	[b]	7,951,218
Alphabet, Cl. C	14,715	[b]	11,154,559
Facebook, Cl. A	81,703	[b]	9,675,269
Splunk	157,019	[b]	9,047,435
Tencent Holdings	282,200		7,047,269
			44,875,750
IT Services - 6.7%
Paychex	116,330		6,857,653
Visa, Cl. A	124,590		9,633,299
			16,490,952
Semiconductors & Semiconductor Equipment - 20.4%
Applied Materials	175,653		5,656,027
Broadcom	62,136		10,593,567
Lam Research	109,554		11,614,915
Microchip Technology	176,533		11,682,954
Texas Instruments	144,118		10,654,644
			50,202,107
Software - 15.5%
Citrix Systems	102,917	[b]	8,925,991
Oracle	274,747		11,042,082

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.2% (continued)	Shares		Value ($)
Software - 15.5% (continued)
salesforce.com	146,633	[b]	10,557,576
Workday, Cl. A	88,737	[a,b]	7,482,304
			38,007,953
Software & Services - 13.5%
eBay	314,834	[b]	8,755,534
HubSpot	92,241	[b]	5,174,720
LogMeIn	48,447		4,885,880
Microsoft	143,547		8,650,142
Teradata	213,371	[b]	5,729,011
			33,195,287
Total Common Stocks (cost $183,011,604)			239,105,589
Limited Partnership Interests - .0%
Semiconductors & Semiconductor Equipment - .0%
Bluestream Ventures LP
(cost $829,893)	1,655	[b,c]	97,762
Other Investment - .8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $1,927,807)	1,927,807	[d]	1,927,807
Investment of Cash Collateral for Securities Loaned - 2.4%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $5,894,977)	5,894,977	[d]	5,894,977
Total Investments (cost $191,664,281)	100.4%		247,026,135
Liabilities, Less Cash and Receivables	(.4%)		(944,410)
Net Assets	100.0%		246,081,725

LP—Limited Partnership

[a]

Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $12,620,396 and the value of the collateral held by the fund was $12,860,085, consisting of cash collateral of $5,894,977 and U.S. Government & Agency securities valued at $6,965,108.

[b]	Non-income producing security.
[c]	Security restricted as to public resale.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Semiconductors & Semiconductor Equipment	20.4
Internet Software & Services	18.2
Software	15.5
Software & Services	13.5
Internet & Catalog Retail	10.4
IT Services	6.7
Electronic Equipment & Instruments	6.4
Communications Equipment	3.6
Money Market Investments	3.2
Health Care Equipment & Services	2.5
100.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	221,464,753	-	-	221,464,753
Equity Securities—
Foreign Common
Stocks†	17,640,836	-	-	17,640,836
Limited Partnership
Interests†	-	-	97,762	97,762
Mutual Funds	7,822,784	-	-	7,822,784

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The fair value of the fund’s interest in a limited partnership represents the amount that the fund could reasonably expect to receive from the limited partnership if the fund’s capital was withdrawn from the limited partnership at the time of valuation, based on information available at the time the valuation is made and that the fund believes to be reliable. The valuation utilizes financial information supplied by the limited partnership with adjustments made daily for any underlying exchange traded securities. Limited partnerships are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by

NOTES

collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized appreciation on investments was $55,361,854, consisting of $61,223,115 gross unrealized appreciation and $5,861,261 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 12, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 12, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)